Segmental analysis - Schedule of revenue by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Revenue	£ 21,659	£ 18,449	£ 13,665
UK
Disclosure of operating segments [line items]
Revenue	9,611	7,803	4,368
US
Disclosure of operating segments [line items]
Revenue	12,048	10,646	9,297
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	1,946	2,028	1,964
UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	2,033	1,468	0
UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	4,659	3,437	2,018
New England
Disclosure of operating segments [line items]
Revenue	4,427	4,550	4,214
New York
Disclosure of operating segments [line items]
Revenue	6,994	5,561	4,605
National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,283	1,024	786
Other
Disclosure of operating segments [line items]
Revenue	317	381	78
Operating segments
Disclosure of operating segments [line items]
Revenue	21,801	18,488	13,675
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	1,987	2,035	1,974
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	2,045	1,482	0
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	4,690	3,455	2,018
Operating segments | New England
Disclosure of operating segments [line items]
Revenue	4,427	4,550	4,214
Operating segments | New York
Disclosure of operating segments [line items]
Revenue	6,994	5,561	4,605
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	1,341	1,024	786
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	317	381	78
Sales between segments
Disclosure of operating segments [line items]
Revenue	(142)	(39)	(10)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(41)	(7)	(10)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Revenue	(12)	(14)	0
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Revenue	(31)	(18)	0
Sales between segments | New England
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Revenue	(58)	0	0
Sales between segments | Other
Disclosure of operating segments [line items]
Revenue	£ 0	£ 0	£ 0